ACCOUNTS RECEIVABLE - Disclosure of accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Trade and settlement receivables	$ 4,676	$ 11,220
Goods and services tax receivable	1,358	1,162
Other receivables	655	1,409
Total trade and other current receivables	$ 6,689	$ 13,791